SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Business Combination and Noncontrolling Interests (Details)	Jul. 31, 2020	Apr. 30, 2020	Apr. 22, 2020	Apr. 22, 2019
LGC
Significant Accounting Policies [Line Items]
Equity interest held by noncontrolling interest (as a percent)	48.80%	48.80%	48.80%
LGC
Significant Accounting Policies [Line Items]
Equity interest acquired (as a percent)	51.20%	51.20%	51.20%	51.20%